Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of subsidiaries, VIE and VIE's subsidiaries
As of December 31, 2025, the Company’s principal subsidiaries, VIE and VIE’s subsidiaries are as follows:

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
BR Hong Kong Limited	April 1, 2014	Hong Kong	100%	Investment holding
Guangzhou Burning Rock Biotech Limited (the “WFOE”)	December 12, 2021	PRC	100%	Investment holding
Beijing Burning Rock Biotech Co., Ltd. (the “Original WFOE”)	June 13, 2014	PRC	100%	Trading
Burning Rock Biotechnology (Shanghai) Co., Ltd.	July 4, 2016	PRC	100%	Research and development
Burning Rock Dx LLC	August 28, 2019	United States	100%	Cancer therapy selection test
VIE
Burning Rock (Beijing) Biotechnology Co., Ltd.	January 7, 2014	PRC	Nil	Holding
VIE’s subsidiaries
Guangzhou Burning Rock Dx Co., Ltd.	March 18, 2014	PRC	Nil	Cancer therapy selection test and sales of reagent kits
Guangzhou Burning Rock Medical Equipment Co., Ltd.	January 6, 2015	PRC	Nil	Facilitation of laboratory equipment sales and sales of reagent kits

Summary of financial information of VIE and VIE's subsidiaries
The following table sets forth the assets and liabilities of the VIE and subsidiaries of the VIE included in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Cash and cash equivalents	150,947	235,390	33,660
Restricted cash	20	20	3
Accounts receivable (net of allowance of RMB45,590 and RMB58,895 (US$8,422) as of December 31, 2024 and 2025, respectively)	151,971	168,097	24,037
Contract assets (net of allowance of RMB61,856 and RMB65,651 (US$9,388) as of December 31, 2024 and 2025, respectively)	13,855	12,301	1,759
Inter-company receivables*	605,656	517,689	74,029
Inventories	44,756	41,863	5,987
Contract costs	8,862	4,177	597
Prepayments and other current assets	13,737	7,915	1,133

Total current assets	989,804	987,452	141,205

Property and equipment, net	19,656	17,205	2,461
Intangible assets, net	224	150	22
Other non-current assets	5,353	4,450	636
Operating right-of-use assets	41,985	25,661	3,669

Total non-current assets	67,218	47,466	6,788

TOTAL ASSETS	1,057,022	1,034,918	147,993

Accounts payable	30,408	39,283	5,617
Deferred revenue	110,652	100,766	14,409
Inter-company payables*	1,768,322	1,653,528	236,451
Accrued liabilities and other current liabilities	61,212	58,391	8,350
Customer deposits	592	592	85
Current portion of operating lease liabilities	13,832	13,129	1,877

Total current liabilities	1,985,018	1,865,689	266,789

Other non-current liabilities	10,171	11,731	1,677
Non-current portion of operating lease liabilities	26,669	12,956	1,853

Total non-current liabilities	36,840	24,687	3,530

TOTAL LIABILITIES	2,021,858	1,890,376	270,319

*	Inter-company receivables/payables represent balances of VIE and subsidiaries of the VIE due from/to the Company and the Group’s consolidated subsidiaries.

Summary of operations and comprehensive loss statements of VIE and VIE's subsidiaries
The table sets forth the results of operations of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of comprehensive loss:

	For the years ended December 31,
	2023	2024	2025

	RMB	RMB	RMB	US$
Revenues	537,502	511,590	532,828	76,194
Net (loss) Income	(340,575)	(126,621)	96,146	13,751

Summary of cash flow statement of VIE and VIE's subsidiaries
The table sets forth the cash flows of the VIE and subsidiaries of the VIE included in the Group’s consolidated statements of cash flows:

	For the years ended December 31,
	2023	2024	2025

	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(2,768)	(160,551)	85,227	12,185
Net cash used in investing activities	(606)	(3,226)	(2,684)	(384)
Net cash (used in)/ generated from financing activities	(68,894)	—	1,900	271